Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 2,091	$ 7,937
Options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	1,469	2,106
RSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	418
DSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 204	$ 5,831